Annual Fund Operating Expenses - ProShares Russell US Dividend Growers ETF - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.35%
Other Expenses	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.36%